Warrant Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Warrant Liabilities [Abstract]
Summary of assumptions used in connection with the valuation of warrants issued

	December 31, 2013	January 22, 2014	August 19, 2014	September 30, 2014
Number of shares underlying the warrants	5,309,438	5,309,438	5,059,438	4,723,357
Exercise price	$1.65	1.65	$1.65	$1.65
Volatility	135%	135%	130%	128%
Risk-free interest rate	1.75%	1.30%	1.25%	1.43%
Expected dividend yield	0	0	0	0
Expected warrant life (years)	4.5	4.42	3.85	3.74
Stock Price	$1.80	$2.29	$2.05	$2.00

	December 31, 2013	Initial Measurement June 25, 2013

Number of shares underlying the warrants	5,309,438	5,416,851
Exercise price	$1.65	$1.65
Volatility	135%	140%
Risk-free interest rate	1.75%	1.49%
Expected dividend yield	0	0
Expected warrant life (years)	4.50	5
Stock Price	$1.80	$0.96

Summary of fair value measurements using significant unobservable inputs (Level 3)
	December 31, 2013	Decrease from Warrants Exercised in 2014	Increase in Fair Value	September 30, 2014
Warrant liability	$8,281,247	$(1,055,490)	$203,703	$7,429,460

	Initial Measurement June 25, 2013	Decrease from Warrants Exercised in 2013	Increase in Fair Value	December 31, 2013
Warrant liability	$4,827,788	$(201,311)	$3,654,770	$8,281,247